Trade and other payables and Other non-current liabilities - Summary of Movement In Lease Liabilities (Detail) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions		INR (₨)	USD ($)
Trade and other current payables [abstract]
Beginning balance, As at April 01, 2019		₨ 1,390	$ 18
Additions during the year		10,212	135
Interest on lease liabilities		247	3
Payments made		(3,164)	(42)
Deletions		(2,086)	(26)
Ending balance, As at March 31, 2020	[1]	₨ 6,599	$ 88

[1]	Movement in lease liabilities is as follows: